Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued. Based on this evaluation, except for the matters disclosed in Note 5, there were no material subsequent events requiring recognition or additional disclosure in the accompanying condensed financial statements.

NOTE 12 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued and determined that, except as discussed below, there were no material events that occurred after the balance sheet date that would require recognition or additional disclosure in the financial statements.

Series C Convertible Preferred Stock Financing

On January 31, 2026, the Company entered into a Securities Purchase Agreement (the “SPA”) with an investor for the issuance and sale of 937,500 shares of newly created Series C Convertible Preferred Stock (the “Series C Preferred”) at an original issuance price of $10.00 per share, for aggregate gross proceeds of $7,500,000. The Series C Preferred includes an original issue discount of 20%.

Each share of Series C Preferred has a stated value of $10.00 per share and is convertible at the option of the holder, at any time and from time to time, into shares of the Company’s common stock. The conversion price is equal to the lesser of (i) $10.00 per share (the “Fixed Price”) or (ii) 80% of the average of the closing sale prices of the Company’s common stock for the five consecutive trading days immediately preceding the applicable conversion date (the “Variable Price”); provided, however, that the Variable Price shall not be less than $1.00 per share (the “Floor Price”). The conversion price is subject to customary adjustments, including adjustments for stock splits, stock dividends, recapitalizations, and similar transactions, as well as full-ratchet type adjustments in the event the Company issues common stock at a price below the Fixed Price, subject to the limitations that the Fixed Price will not exceed $10.00, and the Floor Price will not exceed $1.00.

The maximum number of shares of common stock issuable upon conversion of the Series C Preferred is 9,375,000 shares. Conversion of the Series C Preferred is subject to a beneficial ownership limitation prohibiting conversion to the extent such conversion would cause the holder to beneficially own more than 4.99% of the Company’s outstanding common stock.

The holders of Series C Preferred are entitled to receive cumulative dividends at the rate of $0.96 per share per annum (9.6% of the $10.00 stated value), payable monthly in cash or in kind, when and if declared by the Company’s Board of Directors and out of legally available funds. Dividends commence six months following the date on which the Company’s common stock begins trading on The Nasdaq Stock Market. Dividends accrue on shares that have not been converted.

In the event of any liquidation, dissolution, winding up of the Company, or Deemed Liquidation Event (as defined in the Certificate of Designation), the holders of Series C Preferred are entitled to receive, prior to any distribution to holders of common stock, an amount per share equal to the greater of (i) the stated value of $10.00 per share, or (ii) the amount that would have been payable had the Series C Preferred been converted into common stock immediately prior to such event.

In connection with the financing, the Company entered into a Registration Rights Agreement pursuant to which the Company agreed to file a registration statement registering for resale the shares of common stock issuable upon conversion of the Series C Preferred upon the listing of the Company’s common stock on The Nasdaq Stock Market. The closing of the financing is scheduled to occur upon the filing for acceleration of the related registration statement.

The SPA contains customary representations, warranties, covenants, and closing conditions. In addition, lockup agreements are required for (i) officers, directors, and holders of 10% or more of the Company’s outstanding common stock, and (ii) all beneficial owners of more than 5% of the Company’s unregistered common stock. Under these agreements, such holders agreed not to sell or otherwise transfer their shares for a period commencing on the Listing Date and ending on the earlier of (a) six months following the Registration Date or (b) the date of full conversion of all Series C Preferred shares, unless earlier released with the prior written consent of the investor.

Issuance of Short-Term Promissory Notes

On February 23, 2026, Lakewood-Amedex Biotherapeutics Inc. (the “Company”) issued four unsecured promissory notes (the “Notes”) to four separate lenders, each in the principal amount of $25,000, for aggregate gross proceeds of $100,000. The Notes were issued to one member of the Company’s Board of Directors and three existing shareholders. The Company entered into the Notes to provide short-term working capital and extend its cash runway pending the anticipated closing of a $7.5 million financing transaction.

The Notes bear interest at a rate of 12% per annum, calculated on a simple interest basis using a 365-day year, commencing on the date funds are advanced. The outstanding principal and accrued but unpaid interest are due and payable on the earlier of (i) five days following the closing of the $7.5 million financing transaction or (ii) June 30, 2026 (the “Maturity Date”). The Company may prepay the Notes at any time without penalty.

The Notes contain customary events of default, including (i) failure to make required payments when due (subject to specified cure periods), (ii) failure to perform material covenants, and (iii) insolvency-related events. Upon the occurrence of an event of default, the applicable lender may declare all outstanding obligations immediately due and payable. The Notes also provide for the payment of reasonable costs of collection and enforcement, including attorneys’ fees. The Notes are unsecured obligations of the Company and are governed by the laws of the State of Florida.

Reverse Stock Split

On June 19, 2026, the Company effected a one-for-ten (1:10) reverse stock split (the “Reverse Split”) of its common stock following approval by the Board of Directors on June 1, 2026 and filing of an Amendment to the Company’s Articles of Incorporation with the Nevada Secretary of State. The reverse stock split was implemented pursuant to the requirements of the Securities Purchase Agreement governing the Company’s Series C Convertible Preferred Stock.

The amendment effected both the one-for-ten reverse split of the Company’s common stock and a proportional reduction in the number of authorized shares of common stock. The par value of the Company’s common stock, and the number of authorized shares and par value of the preferred stock were not adjusted as a result of the Reverse Split.

Upon effectiveness, each ten shares of the Company’s issued and outstanding common stock were automatically combined into one share of common stock. The reverse stock split also resulted in proportionate adjustments to outstanding stock options, warrants and other securities exercisable for or convertible into common stock. No fractional shares were issued, with fractional interests rounded up to the nearest whole share.

All share and per-share amounts included in these financial statements and the related notes have been retroactively adjusted to give effect to the reverse stock split for all periods presented.